Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000028039 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
C000028039 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
C000028039 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
C000028039 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[1]
C000028039 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
C000028039 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[1]
C000028039 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[1]
C000028039 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
C000028039 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[1]
C000028039 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[1]
C000028039 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000028039 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[1]
C000028039 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[1]
C000028039 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
C000028039 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
C000028039 [Member] | Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
C000028039 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[1]
C000028039 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[1]
C000028039 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1],[2]
C000028039 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
C000028041 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[3]
C000028041 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[3]
C000028041 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[3]
C000028041 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[3]
C000028041 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[3]
C000028041 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[3]
C000028041 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[3]
C000028041 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[3]
C000028041 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[3]
C000028041 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[3]
C000028041 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[3]
C000028041 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[3]
C000028041 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[3]
C000028041 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[3]
C000028041 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[3]
C000028041 [Member] | Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[3]
C000028041 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[3]
C000028041 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[3]
C000028041 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[3],[4]
C000028041 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[3]
C000166298 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[5]
C000166298 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[5]
C000166298 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[5]
C000166298 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[5]
C000166298 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[5]
C000166298 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[5]
C000166298 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[5]
C000166298 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[5]
C000166298 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[5]
C000166298 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[5]
C000166298 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[5]
C000166298 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[5]
C000166298 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[5]
C000166298 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[5]
C000166298 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[5]
C000166298 [Member] | Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[5]
C000166298 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[5]
C000166298 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[5]
C000166298 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5],[6]
C000166298 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[5]
C000160063 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[7]
C000160063 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[7]
C000160063 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[7]
C000160063 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[7]
C000160063 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[7]
C000160063 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[7]
C000160063 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[7]
C000160063 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[7]
C000160063 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[7]
C000160063 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[7]
C000160063 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[7]
C000160063 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[7]
C000160063 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[7]
C000160063 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[7]
C000160063 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[7]
C000160063 [Member] | Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[7]
C000160063 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[7]
C000160063 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[7]
C000160063 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[7],[8]
C000160063 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[7]
C000028042 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[9]
C000028042 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[9]
C000028042 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[9]
C000028042 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%	[9]
C000028042 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[9]
C000028042 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[9]
C000028042 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[9]
C000028042 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[9]
C000028042 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[9]
C000028042 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[9]
C000028042 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[9]
C000028042 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[9]
C000028042 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[9]
C000028042 [Member] | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[9]
C000028042 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[9]
C000028042 [Member] | Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[9]
C000028042 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[9]
C000028042 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[9]
C000028042 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[9],[10]
C000028042 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[9]
C000108029 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[11]
C000108029 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[11]
C000108029 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[11]
C000108029 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.20%	[11]
C000108029 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[11]
C000108029 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[11]
C000108029 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[11]
C000108029 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[11]
C000108029 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[11]
C000108029 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[11]
C000108029 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[11]
C000108029 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[11]
C000108029 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[11]
C000108029 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[11]
C000108029 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[11]
C000108029 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[11]
C000108029 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[11]
C000108029 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[11]
C000108029 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[11]
C000108029 [Member] | Over The Counter OTC Currency Put Option Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[11]
C000108030 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[12]
C000108030 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[12]
C000108030 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[12]
C000108030 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.20%	[12]
C000108030 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[12]
C000108030 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[12]
C000108030 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[12]
C000108030 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[12]
C000108030 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[12]
C000108030 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[12]
C000108030 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[12]
C000108030 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[12]
C000108030 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[12]
C000108030 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[12]
C000108030 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[12]
C000108030 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[12]
C000108030 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[12]
C000108030 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[12]
C000108030 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[12]
C000108030 [Member] | Over The Counter OTC Currency Put Option Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[12]
C000149634 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[13]
C000149634 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[13]
C000149634 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[13]
C000149634 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.20%	[13]
C000149634 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[13]
C000149634 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[13]
C000149634 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[13]
C000149634 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[13]
C000149634 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[13]
C000149634 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[13]
C000149634 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[13]
C000149634 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[13]
C000149634 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[13]
C000149634 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[13]
C000149634 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[13]
C000149634 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[13]
C000149634 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[13]
C000149634 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[13]
C000149634 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[13]
C000149634 [Member] | Over The Counter OTC Currency Put Option Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[13]
C000149635 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[14]
C000149635 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[14]
C000149635 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[14]
C000149635 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.20%	[14]
C000149635 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[14]
C000149635 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[14]
C000149635 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[14]
C000149635 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[14]
C000149635 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[14]
C000149635 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[14]
C000149635 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[14]
C000149635 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[14]
C000149635 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[14]
C000149635 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[14]
C000149635 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[14]
C000149635 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[14]
C000149635 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[14]
C000149635 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[14]
C000149635 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[14]
C000149635 [Member] | Over The Counter OTC Currency Put Option Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[14]
C000108031 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[15]
C000108031 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[15]
C000108031 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[15]
C000108031 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.20%	[15]
C000108031 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[15]
C000108031 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[15]
C000108031 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[15]
C000108031 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[15]
C000108031 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[15]
C000108031 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[15]
C000108031 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[15]
C000108031 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[15]
C000108031 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[15]
C000108031 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[15]
C000108031 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[15]
C000108031 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[15]
C000108031 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[15]
C000108031 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[15]
C000108031 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[15]
C000108031 [Member] | Over The Counter OTC Currency Put Option Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[15]
C000228471 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%	[16]
C000228471 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%	[16]
C000228471 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[16]
C000228471 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[16],[17]
C000228471 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[16]
C000228470 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%	[18]
C000228470 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	39.40%	[18]
C000228470 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[18]
C000228470 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[18],[19]
C000228470 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[18]

[1]	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
[2]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
[3]	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
[4]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
[5]	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
[6]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
[7]	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
[8]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
[9]	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
[10]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
[11]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[12]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[13]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[14]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[15]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[16]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[17]	Amount rounds to less than 0.1%.
[18]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[19]	Amount rounds to less than 0.1%.